PROPERTY, PLANT, AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortization	$ 4,097	$ 3,517
Property, Plant and Equipment Impairment or Disposal Disclosure	As at December 31, 2012, there were no events or changes in circumstances, which would indicate an impairment of property, plant and equipment.
Property Plant and Equipment [Member]
Amortization	$ 2,864	$ 2,538